Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Instruments [Line Items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 164,000	$ 158,000
Percentage of depreciation or appreciation of foreign exchange	10.00%
Fair Value Of Embedded Derivative	$ 3,071,000	$ 0
Option pricing model [member]
Disclosure of Financial Instruments [Line Items]
Interest rate, significant unobservable inputs, assets	1.85%	1.66%
Historical volatility for shares, significant unobservable inputs, assets		84.00%
Option pricing model [member] | Top of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	7 months 13 days	2 years 11 months 23 days
Historical volatility for shares, significant unobservable inputs, assets	93.00%
Option pricing model [member] | Bottom of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	1 year 11 months 23 days	2 months 1 day
Historical volatility for shares, significant unobservable inputs, assets	72.00%